Unaudited Condensed Statements of Operations - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues							$ 15,068,000	$ 1,204,000
Cost of revenues							4,817,000	514,000
Gross profit							10,251,000	690,000
Research and development, net							3,313,000	1,636,000
Sales and marketing							14,139,000	1,895,000
GENERAL AND ADMINISTRATIVE							2,026,000	774,000
Total operating expenses							19,478,000	4,305,000
Operating loss							9,227,000	3,615,000
Financial expenses, net							44,251,000	121,000
Loss before taxes on income							53,478,000	3,736,000
Taxes on income							6,000	5,000
Net loss							$ 53,484,000	$ 3,741,000
Net loss per share attributable to Ordinary Shares:
Basic and Diluted loss per Ordinary Share (in Dollars per share)	[1]						$ 611.33	$ 56.99
Weighted-Average shares used in computing loss per share attributable to Ordinary Shares Basic (in Shares)	[1]						87,487	65,639
NET PROFIT (LOSS) FOR THE PERIOD							$ (53,484,000)	$ (3,741,000)
Moringa Acquisition Corp
Net loss		$ (42,693)	$ 191,793	$ 195,860	$ 202,966	$ 289,547	755,218
Net loss per share attributable to Ordinary Shares:
INTEREST EARNED ON INVESTMENTS HELD IN TRUST ACCOUNT							(6,372)
GENERAL AND ADMINISTRATIVE		(156,994)	(195,061)	(195,860)	(507,230)	(287,715)	(943,933)
CHANGE IN FAIR VALUE OF PRIVATE WARRANT LIABILITY		36,346	1,520		131,537	(4,256)	182,343
NET PROFIT (LOSS) FOR THE PERIOD		42,693	(191,793)	$ (195,860)	(202,966)	(289,547)	$ (755,218)
INTEREST EARNED ON INVESTMENTS HELD IN TRUST ACCOUNT		$ 163,341	$ 1,748		$ 172,727	$ 2,424
Class A Ordinary Shares | Moringa Acquisition Corp
Net loss per share attributable to Ordinary Shares:
WEIGHTED AVERAGE NUMBER OF CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (in Shares)		11,500,000	11,500,000	41,837	11,500,000	8,205,556	9,875,342
BASIC AND DILUTED NET PROFIT (LOSS) PER CLASS A ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION (in Dollars per share)		$ 0.01	$ (0.01)	$ (0.16)	$ (0.01)	$ (0.03)	$ (0.06)
Class B Ordinary Shares | Moringa Acquisition Corp
Net loss per share attributable to Ordinary Shares:
WEIGHTED AVERAGE NUMBER OF NON-REDEEMABLE CLASS A AND CLASS B ORDINARY SHARES (in Shares)		3,355,000	3,355,000	1,202,806	3,355,000	3,247,445	3,301,959
BASIC AND DILUTED NET LOSS PER NON-REDEEMABLE CLASS A AND CLASS B ORDINARY SHARES (in Dollars per share)		$ (0.01)	$ (0.01)	$ (0.16)	$ (0.03)	$ (0.03)	$ (0.06)

[1]	see Note 15.